COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 22.9%
	FIXED INCOME - 22.9%
75,800	Counterpoint High Yield Trend ETF(a),(b)			$ 1,646,376
4,937,232	Invesco Senior Loan ETF			104,027,478
7,558,454	iShares Broad USD High Yield Corporate Bond ETF(a)			278,075,523
1,000	iShares iBoxx High Yield Corporate Bond ETF(a)			78,650
100,000	PGIM Active High Yield Bond ETF(a)			3,474,000
1,130,422	SPDR Blackstone Senior Loan ETF			47,172,510
	TOTAL EXCHANGE-TRADED FUNDS (Cost $436,269,242)			434,474,537

	OPEN END FUNDS — 64.4%
	FIXED INCOME - 64.4%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			129,550,321
29,896,366	BlackRock High Yield Portfolio, Institutional Class			212,264,200
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I			314,255,740
5,219,005	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			46,136,005
16,367,612	JPMorgan High Yield Fund, Class I			106,225,803
1,808	Lord Abbett Floating Rate Fund, Class I			14,772
1,000	Lord Abbett High Yield Fund, Class I			6,410
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I			5,200
1,000	Nuveen High Yield Fund, Institutional Class			8,790
34,751,949	PGIM High Yield Fund, Class Z			166,114,314
26,458,745	PIMCO High Yield Fund, Institutional Class			212,199,138
4,109,371	Transamerica High Yield Bond, Class I			33,491,372
	TOTAL OPEN END FUNDS (Cost $1,173,136,741)			1,220,272,065

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.3%
	U.S. TREASURY BILLS — 10.3%
51,000,000	United States Treasury Bill(b)	4.240	01/14/25	50,928,826
25,000,000	United States Treasury Bill(b),(d)	4.400	01/16/25	24,958,895

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.3% (Continued)
	U.S. TREASURY BILLS — 10.3% (Continued)
25,000,000	United States Treasury Bill(c)	4.320	01/23/25	$ 24,938,208
35,000,000	United States Treasury Bill(c)	4.260	01/28/25	34,894,086
25,000,000	United States Treasury Bill(c)	4.250	03/06/25	24,817,125
35,000,000	United States Treasury Bill(c)	4.235	03/18/25	34,696,818
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $195,183,566)			195,233,958

Shares
	SHORT-TERM INVESTMENTS — 6.5%
	COLLATERAL FOR SECURITIES LOANED - 3.0%
20,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.45%(e),(f)			20,000,000
17,332,003	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.49%(e),(f)			17,332,003
20,000,000	Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 4.52%(e,(f)			20,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $57,332,003)			57,332,003

	MONEY MARKET FUNDS - 3.5%
66,896,219	Goldman Sachs Financial Square Government Fund, Class FST, 4.42% (Cost $66,896,219)(f)			66,896,219

	TOTAL SHORT-TERM INVESTMENTS (Cost $124,228,222)			124,228,222

	TOTAL INVESTMENTS - 104.1% (Cost $1,928,817,771)			$ 1,974,208,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%			(76,886,275)
	NET ASSETS - 100.0%			$ 1,897,322,507

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024, was $56,114,710.
(b)	Affiliated investment.
(c)	Zero coupon bond. Rate shown is discount rate.
(d)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2024 the value of the pledged portion is $4,991,779.
(e)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $57,332,003 at December 31, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $7,108.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2024.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Appreciation
CDX North American High Yield Index Version 1, Series 43 *	Wells Fargo	Quarterly	Sell	5.00%	12/20/2029	$ 142,900,000	$ 9,956,490	$ 10,997,298	$ 1,040,808

TOTAL RETURN SWAPS
		Payment			Maturity	Number of	Notional	Upfront	Unrealized
Description/Received	Counterparty	Frequency	Currency	Rate Paid***	Date	Contracts	Amount	Payments/Receipts	Appreciation/(Depreciation)
iBoxx USD Liquid High Yield Index Series 1 Version 1 **	JP Morgan	Maturity	USD	SOFR	6/20/2025	207,131	$ 75,000,000	$ -	$ (495,044)

SOFR - Secured Overnight Financing Rate
* The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.43-V1.pdf
** The underlying holdings of this security can be found at https://indicesweb.ihsmarkit.com/iBoxx/details/index?id=usd.hytop.275_usd_n_l_us_eod_calc
*** Rate shown is as of December 31, 2024.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4%
	ADVERTISING & MARKETING - 0.3%
33,741	QuinStreet, Inc.(a)	$ 778,405

	AEROSPACE & DEFENSE - 0.5%
2,991	Howmet Aerospace, Inc.	327,126
22,404	Leonardo DRS, Inc.(a)	723,873
659	Lockheed Martin Corporation	320,234
		1,371,233
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,329	Deckers Outdoor Corporation(a)	269,907
16,063	Levi Strauss & Company, Class A	277,890
4,941	On Holding A.G.(a)	270,619
7,237	Steven Madden Ltd.	307,717
7,295	Tapestry, Inc.(b)	476,581
19,939	Wolverine World Wide, Inc.(b)	442,646
		2,045,360
	ASSET MANAGEMENT - 0.4%
45,933	FTAI Infrastructure, Inc.	333,474
561	Icahn Enterprises, L.P.	4,864
16,841	ODP Corporation (The)(a),(b)	382,964
23,505	P10, Inc.	296,398
8,066	Robinhood Markets, Inc., Class A(a)	300,539
		1,318,239
	BANKING - 0.2%
8,994	Amalgamated Financial Corporation	301,029
39,162	Flagstar Financial, Inc.(b)	365,382
		666,411
	BEVERAGES - 0.2%
12,519	Vita Coco Company, Inc. (The)(a),(b)	462,076

	CABLE & SATELLITE - 0.1%
22,676	Liberty Global Ltd., Class A(a)	289,346

	CHEMICALS - 0.7%
8,838	Axalta Coating Systems Ltd.(a),(b)	302,436

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	CHEMICALS - 0.7% (Continued)
58,135	Perimeter Solutions, Inc.(a)	$ 742,966
87,880	Rayonier Advanced Materials, Inc.(a)	725,010
815	Sherwin-Williams Company (The)	277,043
		2,047,455
	COMMERCIAL SUPPORT SERVICES - 0.4%
34,406	CoreCivic, Inc.(a)	747,986
16,147	GEO Group, Inc. (The)(a)	451,793
		1,199,779
	CONSUMER SERVICES - 0.3%
2,568	Grand Canyon Education, Inc.(a)	420,638
4,226	Stride, Inc.(a)	439,209
		859,847
	CONTAINERS & PACKAGING - 0.1%
95,027	Ardagh Metal Packaging S.A.	286,031

	E-COMMERCE DISCRETIONARY - 0.5%
45,232	Honest Company, Inc. (The)(a)	313,458
149,983	Leslie's, Inc.(a),(b)	334,462
10,221	Liquidity Services, Inc.(a)	330,036
84,704	Stitch Fix, Inc., Class A(a)	365,074
		1,343,030
	ELECTRIC UTILITIES - 0.6%
25,343	NextEra Energy Partners, L.P.(b)	451,105
7,692	NRG Energy, Inc.	693,973
47,976	ReNew Energy Global PLC(a)	327,676
2,987	Vistra Corporation	411,818
		1,884,572
	ELECTRICAL EQUIPMENT - 0.9%
9,893	Atmus Filtration Technologies, Inc.	387,608
2,801	Belden, Inc.	315,421
3,621	Itron, Inc.(a)	393,168
44,022	Mirion Technologies, Inc.(a)	768,184
3,479	Vertiv Holdings Company	395,249

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.9% (Continued)
9,015	Vontier Corporation	$ 328,777
		2,588,407
	ENGINEERING & CONSTRUCTION - 0.6%
666	Comfort Systems USA, Inc.	282,424
7,652	Frontdoor, Inc.(a)	418,334
35,458	Great Lakes Dredge & Dock Corporation(a)	400,321
5,388	Primoris Services Corporation	411,643
7,778	Tetra Tech, Inc.	309,876
		1,822,598
	ENTERTAINMENT CONTENT - 0.3%
13,177	ROBLOX Corporation, Class A(a)	762,421

	FOOD - 0.3%
3,997	BellRing Brands, Inc.(a)	301,134
43,025	Nomad Foods Ltd.	721,959
		1,023,093
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
3,786	Louisiana-Pacific Corporation	392,040

	GAS & WATER UTILITIES - 0.2%
29,412	Aris Water Solutions, Inc., Class A	704,417

	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,295	Cencora, Inc.(b)	290,961
233,392	Clover Health Investments Corporation(a)	735,184
103,445	Community Health Systems, Inc.(a)	309,301
9,179	Concentra Group Holdings Parent, Inc.	181,561
4,187	Encompass Health Corporation	386,669
939	HCA Healthcare, Inc.	281,841
496	McKesson Corporation	282,675
28,717	Pediatrix Medical Group, Inc.(a)	376,767
11,376	Select Medical Holdings Corporation	214,438
33,556	Teladoc Health, Inc.(a)	305,024

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
4,795	Tenet Healthcare Corporation(a)	$ 605,273
		3,969,694
	HOME & OFFICE PRODUCTS - 0.4%
60,958	ACCO Brands Corporation	320,030
69,412	Leggett & Platt, Inc.	666,355
25,628	Steelcase, Inc., Class A	302,923
		1,289,308
	HOME CONSTRUCTION - 1.6%
12,030	Beazer Homes USA, Inc.(a)	330,344
4,936	Century Communities, Inc.	362,105
4,182	Griffon Corporation	298,051
9,742	KB Home	640,244
5,023	M/I Homes, Inc.(a)	667,808
9,522	Masco Corporation	691,012
25,333	Masterbrand, Inc.(a)	370,115
3,272	PulteGroup, Inc.	356,321
10,825	Taylor Morrison Home Corporation(a)	662,598
10,139	Tri Pointe Homes, Inc.(a)	367,640
		4,746,238
	HOUSEHOLD PRODUCTS - 0.5%
42,016	Coty, Inc., Class A(a)	292,431
10,357	Estee Lauder Companies, Inc. (The)	776,568
3,826	Spectrum Brands Holdings, Inc.	323,259
		1,392,258
	INDUSTRIAL INTERMEDIATE PROD - 0.2%
28,573	Hillman Solutions Corporation(a)	278,301
7,239	Xometry, Inc., Class A(a),(b)	308,816
		587,117
	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,364	Applied Industrial Technologies, Inc.	326,637
6,187	DXP Enterprises, Inc.(a)	511,170
1,936	Herc Holdings, Inc.	366,543
		1,204,350

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
40,520	BGC Group, Inc., Class A	$ 367,111

	INSURANCE - 0.8%
14,877	Equitable Holdings, Inc.	701,749
7,918	Jackson Financial, Inc., Class A	689,499
5,485	Root Inc(a),(b)	398,156
5,455	Trupanion, Inc.(a)	262,931
18,990	Universal Insurance Holdings, Inc.	399,929
		2,452,264
	INTERNET MEDIA & SERVICES - 1.5%
20,338	Cargurus, Inc.(a)	743,151
28,636	Despegar.com Corporation(a)	551,243
38,053	EverQuote, Inc.(a)	760,679
156,439	GoodRx Holdings, Inc.(a),(b)	727,441
44,455	Lyft, Inc.(a)	573,470
9,371	Roku, Inc.(a)	696,640
27,915	Upwork, Inc.(a),(b)	456,410
		4,509,034
	LEISURE FACILITIES & SERVICES - 1.0%
5,943	Brinker International, Inc.(a)	786,199
4,624	Chipotle Mexican Grill, Inc.(a)	278,827
5,735	Dutch Bros, Inc.(a)	300,399
3,403	Light & Wonder, Inc.(a)	293,951
32,857	Marcus Corporation (The)	706,426
36,883	Rush Street Interactive, Inc.(a)	506,035
		2,871,837
	LEISURE PRODUCTS - 0.5%
11,482	Fox Factory Holding Corporation(a)	347,560
79,459	Peloton Interactive, Inc., Class A(a)	691,293
32,719	Smith & Wesson Brands, Inc.	330,626
		1,369,479
	MACHINERY - 0.2%
1,707	Lincoln Electric Holdings, Inc.	320,011

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	MACHINERY - 0.2% (Continued)
13,233	Mueller Water Products, Inc.	$ 297,743
		617,754
	MEDICAL EQUIPMENT & DEVICES - 1.5%
51,658	10X Genomics, Inc., Class A(a)	741,808
476	ABIOMED, Inc. - CVR(a),(j)	486
34,275	Axogen, Inc.(a)	564,852
37,645	Bioventus, Inc.(a)	395,273
13,587	Castle Biosciences, Inc.(a)	362,094
15,748	DENTSPLY SIRONA, Inc.	298,897
1,139	Insulet Corporation(a)	297,359
24,892	Novocure Ltd.(a)	741,781
4,814	PROCEPT BioRobotics Corporation(a)	387,623
12,289	STAAR Surgical Company(a)	298,500
1,339	STERIS PLC	275,245
		4,363,918
	METALS & MINING - 1.7%
72,544	Centerra Gold, Inc.	412,752
36,431	Century Aluminum Company(a)	663,773
50,385	Coeur Mining, Inc.(a)	288,202
66,143	Compass Minerals International, Inc.	744,109
3,447	CONSOL Energy, Inc.	367,726
65,274	Hecla Mining Company	320,495
85,362	IAMGOLD Corporation(a)	440,468
52,788	Orla Mining Ltd.(a)	292,446
15,519	Peabody Energy Corporation	324,968
124,563	SSR Mining, Inc.	866,958
30,765	SunCoke Energy, Inc.	329,186
		5,051,083
	OIL & GAS PRODUCERS - 2.1%
19,637	CNX Resources Corporation(a)	720,089
12,357	Coterra Energy, Inc.	315,598
6,463	EQT Corporation	298,009
15,642	Excelerate Energy, Inc., Class A	473,171
1,838	Gulfport Energy Corporation(a)	338,560

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	OIL & GAS PRODUCERS - 2.1% (Continued)
2,084	Marathon Petroleum Corporation	$ 290,718
8,221	Ovintiv, Inc.	332,951
11,964	PBF Energy, Inc., Class A(b)	317,644
44,677	Plains All American Pipeline, L.P.	763,082
39,967	Plains GP Holdings, L.P., Class A	734,593
5,939	Sunoco, L.P.	305,502
3,827	Targa Resources Corporation	683,120
79,509	Vermilion Energy, Inc.	747,384
		6,320,421
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
29,827	Archrock, Inc.	742,394
23,836	Solaris Oilfield Infrastructure, Inc.(b)	686,000
25,957	TechnipFMC PLC	751,196
		2,179,590
	PUBLISHING & BROADCASTING - 0.4%
82,680	Gannett Company, Inc.(a)	418,361
13,687	New York Times Company (The), Class A	712,408
		1,130,769
	REAL ESTATE SERVICES - 0.3%
113,579	Compass, Inc.(a)	664,437
27,462	Newmark Group, Inc., Class A	351,788
		1,016,225
	RENEWABLE ENERGY - 0.4%
36,487	Green Plains, Inc.(a)	345,897
58,832	SolarEdge Technologies, Inc.(a),(b)	800,115
		1,146,012
	RETAIL - CONSUMER STAPLES - 0.9%
4,863	Five Below, Inc.(a)	510,420
18,341	Hims & Hers Health, Inc.(a),(b)	443,485
15,690	SpartanNash Company	287,441
5,362	Sprouts Farmers Market, Inc.(a)	681,350
78,668	Walgreens Boots Alliance, Inc.	733,973
		2,656,669

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	RETAIL - DISCRETIONARY - 1.6%
1,877	Abercrombie & Fitch Company(a)	$ 280,555
6,496	Advance Auto Parts, Inc.(b)	307,196
1,327	Carvana Company(a)	269,859
2,110	Dick's Sporting Goods, Inc.	482,852
12,014	Gap, Inc. (The)(b)	283,891
195,313	Hertz Global Holdings, Inc.(a),(b)	714,845
38,749	National Vision Holdings, Inc.(a)	403,765
177,403	Petco Health & Wellness Company, Inc.(a)	675,905
736	RH(a)	289,682
27,687	Sally Beauty Holdings, Inc.(a)	289,329
5,244	Urban Outfitters, Inc.(a)	287,791
7,854	Victoria's Secret & Company(a)	325,313
1,522	Williams-Sonoma, Inc.(b)	281,844
		4,892,827
	SEMICONDUCTORS - 1.9%
3,940	Ambarella, Inc.(a)	286,596
4,019	Applied Materials, Inc.	653,610
10,277	CEVA, Inc.(a)	324,239
3,287	Coherent Corporation(a)	311,378
659	KLA Corporation	415,249
5,642	MACOM Technology Solutions Holdings, Inc.(a)	732,952
28,821	MaxLinear, Inc.(a)	570,079
2,691	MKS Instruments, Inc.	280,913
2,232	Nova Ltd.(a)	439,592
2,606	QUALCOMM, Inc.	400,334
4,895	Semtech Corporation(a)	302,756
2,094	SiTime Corporation(a),(b)	449,226
12,182	Ultra Clean Holdings, Inc.(a)	437,943
		5,604,867
	SOFTWARE - 4.3%
2,908	Atlassian Corporation, Class A(a)	707,749
26,840	AvePoint, Inc.(a)	443,128
22,568	Bandwidth, Inc., Class A(a)	384,107
3,327	BILL Holdings, Inc.(a)	281,830

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	SOFTWARE - 4.3% (Continued)
71,849	Blend Labs, Inc.(a)	$ 302,484
37,319	Cellebrite DI Ltd.(a)	822,139
2,472	CommVault Systems, Inc.(a)	373,050
13,950	Doximity, Inc., Class A(a)	744,791
2,248	Duolingo, Inc.(a)	728,869
10,590	Gen Digital, Inc.	289,954
5,527	Global-e Online Ltd.(a)	301,387
12,263	Intapp, Inc.(a)	785,936
18,609	MeridianLink, Inc.(a)	384,276
1,184	Monday.com Ltd.(a)	278,761
5,953	Nutanix, Inc., Class A(a)	364,205
9,606	Paymentus Holdings, Inc.(a)	313,828
27,541	QXO, Inc.	437,902
6,304	Samsara, Inc., Class A(a)	275,422
31,656	SEMrush Holdings, Inc.(a)	376,073
2,680	Shopify, Inc., Class A(a)	284,964
7,209	Twilio, Inc., Class A(a)	779,149
10,339	Upstart Holdings, Inc.(a)	636,572
1,572	Veeva Systems, Inc., Class A(a)	330,513
109,060	Vimeo, Inc.(a)	697,984
32,093	Weave Communications, Inc.(a)	510,921
1,342	Wix.com Ltd.(a)	287,926
40,851	Zeta Global Holdings Corporation, Class A(a)	734,909
		12,858,829
	SPECIALTY FINANCE - 0.5%
3,136	AerCap Holdings N.V.	300,115
5,200	Dave, Inc.(a)	451,984
8,772	LendingTree, Inc.(a)	339,915
72,810	UWM Holdings Corporation(b)	427,395
		1,519,409
	STEEL - 0.1%
5,765	Commercial Metals Company	285,944
22,935	Mechel PJSC - ADR(a),(j)	–
		285,944

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	TECHNOLOGY HARDWARE - 2.1%
2,419	Arista Networks Inc(a)	$ 267,372
5,198	Celestica, Inc.(a)	479,775
3,173	Ciena Corporation(a)	269,102
94,701	CommScope Holding Company, Inc.(a)	493,392
51,281	Corsair Gaming, Inc.(a)	338,967
4,165	Credo Technology Group Holding Ltd.(a)	279,930
1,261	Fabrinet(a)	277,269
23,252	Knowles Corporation(a)	463,412
8,592	Lumentum Holdings, Inc.(a)	721,298
2,830	NetApp, Inc.	328,506
5,791	PAR Technology Corporation(a)	420,832
104,228	Pitney Bowes, Inc.	754,612
4,339	Seagate Technology Holdings PLC	374,499
30,751	TTM Technologies, Inc.(a)	761,088
		6,230,054
	TECHNOLOGY SERVICES - 1.4%
7,827	Affirm Holdings, Inc.(a)	476,664
2,680	Booz Allen Hamilton Holding Corporation	344,916
30,731	CompoSecure, Inc.(b)	471,106
179,464	Conduent, Inc.(a)	725,034
16,360	DXC Technology Company(a)	326,873
71,524	Payoneer Global, Inc.(a)	718,101
23,587	Paysafe Ltd.(a),(b)	403,338
18,122	Toast, Inc., Class A(a)	660,547
		4,126,579
	TELECOMMUNICATIONS - 0.4%
48,408	Lumen Technologies, Inc.(a)	257,046
23,079	Telephone and Data Systems, Inc.	787,225
		1,044,271
	TOBACCO & CANNABIS - 0.1%
7,089	Turning Point Brands, Inc.	426,049

	TRANSPORTATION & LOGISTICS - 1.5%
19,060	American Airlines Group, Inc.(a)	332,216

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 38.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5% (Continued)
11,637	Bristow Group, Inc.(a)			$ 399,149
23,255	Costamare, Inc.			298,827
2,738	Expeditors International of Washington, Inc.			303,288
44,631	Frontier Group Holdings, Inc.(a),(b)			317,326
2,868	Kirby Corporation(a)			303,434
1,851	Ryder System, Inc.			290,348
7,038	SkyWest, Inc.(a)			704,715
7,684	United Airlines Holdings, Inc.(a)			746,117
31,837	ZIM Integrated Shipping Services Ltd.			683,540
				4,378,960
	TRANSPORTATION EQUIPMENT - 0.1%
2,881	Allison Transmission Holdings, Inc.			311,321

	WHOLESALE - CONSUMER STAPLES - 0.5%
8,215	Performance Food Group Company(a),(b)			694,578
32,519	United Natural Foods, Inc.(a)			888,094
				1,582,672

	TOTAL COMMON STOCKS (Cost $109,873,097)			114,347,673

	EXCHANGE-TRADED FUNDS — 40.5%
	EQUITY - 40.5%
1,083,546	Counterpoint Quantitative Equity ETF(c)			37,211,895
141,851	iShares Core S&P 500 ETF			83,504,846
	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,152,168)			120,716,741

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.7%
	U.S. TREASURY BILLS — 6.7%
15,000,000	United States Treasury Bill(d),(e)	4.260	01/28/25	14,954,609
5,000,000	United States Treasury Bill(d),(e)	4.245	02/20/25	4,971,653
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,919,278)			19,926,262

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 9.1%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
2,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.45%(f),(g)					$ 2,000,000
1,748,591	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.49%(f),(g)					1,748,591
2,000,000	Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 4.52%(f),(g)					2,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,748,591)					5,748,591

	MONEY MARKET FUNDS - 7.2%
21,500,348	Fidelity Treasury Portfolio, Class I, 4.34% (Cost $21,500,348)(g)					21,500,348

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,248,939)					27,248,939

	TOTAL INVESTMENTS - 94.7% (Cost $274,193,482)					$ 282,239,615
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%					15,788,487
	NET ASSETS - 100.0%					$ 298,028,102

OPEN FUTURES CONTRACTS
Number of Contracts	Description	Counterparty	Long/Short	Expiration	Notional Amount(h)	Value and Unrealized Depreciation
10	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	Long	03/24/2025	$ 2,967,875	$ (26,200)
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $7,994,438.
(c)	Affiliated investment.
(d)	Zero coupon bond. Rate shown is the discount rate.
(e)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2024 the value of the pledged portion is $19,926,262.
(f)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $5,748,591 at December 31, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $2,408,585.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(j)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.08%	JP Morgan	439,000	8/12/2025	$ 45,629,297	$ -	$ 3,074,504
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.56%	JP Morgan	824,000	8/12/2025	82,495,333	-	1,951,318
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	1.45%	JP Morgan	838,000	8/12/2025	84,445,484	-	2,275,868
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	1.40%	JP Morgan	321,000	8/12/2025	31,734,995	-	(2,704,557)
SPDR S&P 500 ETF**	Monthly	USD	OBFR + 0.40%	JP Morgan	198,164	12/4/2026	101,779,283	-	14,360,674
									18,957,807

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.70%	JP Morgan	606,486	8/13/2025	56,907,205	-	(3,123,396)
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.38%	JP Morgan	762,126	8/13/2025	71,493,795	-	(78,626)
									$ (3,202,022)

									$ 15,755,785
OBFR - Overnight Bank Funding Rate
* Rate shown is the all in weighted rate as of December 31, 2024.
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	OPEN END FUNDS — 5.7%
	FIXED INCOME - 5.7%
100	American Century High-Yield Municipal Fund, Class I				$ 886
100	American High-Income Municipal Bond Fund, Class F-3				1,529
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class				1,026
100	Eaton Vance High Yield Municipal Income Fund, Class I				819
100	Franklin High Yield Tax-Free Income Fund, Advisor Class				898
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class				1,024,309
100	Invesco AMT-Free Municipal Fund, Class Y				683
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y				995,620
982,427	Nuveen High Yield Municipal Bond Fund, Class I				14,530,100
100	PGIM Muni High Income Fund, Class Z				944
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class				1,018,029
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I				1,111
	TOTAL OPEN END FUNDS (Cost $17,967,810)				17,575,954

	SHORT-TERM INVESTMENTS — 93.8%
	MONEY MARKET FUNDS - 93.8%
288,588,088	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.38% (Cost $288,616,943)(a)				288,616,947

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
75	U.S. Treasury Bond Future	02/21/2025	$ 114	$ 8,475,000	$ 155,859
	TOTAL PUT OPTIONS PURCHASED (Cost - $162,891)

	TOTAL INVESTMENTS - 99.6% (Cost $306,747,644)				$ 306,348,760
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				1,203,814
	NET ASSETS - 100.0%				$ 307,552,574

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(b)	Each contract is equivalent to one futures contract.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Appreciation
CDX North American High Yield Index Version 1, Series 43 **	Wells Fargo	Quarterly	Buy	5.00%	12/20/2029	$ 8,800,000	$ (655,663)	$ (677,234)	$ (21,571)

* Rate shown is the all in weighted rate as of December 31, 2024.
** The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.43-V1.pdf